General Information - POSCO HOLDINGS INC.'S Shareholders (Detail) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of details of shareholders [line items]
Number of shares	84,571,230	84,571,230	87,186,835
Ownership (%)	100.00%
National Pension Service [member]
Disclosure of details of shareholders [line items]
Number of shares	5,393,999
Ownership (%)	6.38%
BlackRock Fund Advisors [member]
Disclosure of details of shareholders [line items]
Number of shares	4,206,522
Ownership (%)	4.97%
Nippon Steel Corporation [Member]
Disclosure of details of shareholders [line items]
Number of shares	2,894,712
Ownership (%)	3.42%
Pohang University of Science and Technology [Member]
Disclosure of details of shareholders [line items]
Number of shares	1,981,047
Ownership (%)	2.34%
The Government of Singapore(GIC) [Member]
Disclosure of details of shareholders [line items]
Number of shares	1,759,571
Ownership (%)	2.08%
Others [member]
Disclosure of details of shareholders [line items]
Number of shares	68,335,379
Ownership (%)	80.81%